Income Taxes	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income Taxes

Note J: Income Taxes

The components of the Company’s income tax expense (benefit) are as follows:

years ended December 31 (add 000)	2018	2017	2016
Federal income taxes:
Current	$15,285	$129,236	$97,975
Deferred	69,599	(239,304)	68,899
Total federal income taxes	84,884	(110,068)	166,874
State income taxes:
Current	5,986	14,843	15,189
Deferred	14,134	(882)	(1,149)
Total state income taxes	20,120	13,961	14,040
Foreign income taxes:
Current	(1,354)	1,175	1,064
Deferred	2,055	475	(394)
Total foreign income taxes	701	1,650	670
Income tax expense (benefit)	$105,705	$(94,457)	$181,584

On December 22, 2017, the U.S. government enacted the Tax Cuts and Jobs Act of 2017 (the “2017 Tax Act”).  The 2017 Tax Act included provisions that lowered the federal statutory corporate income tax rate from 35% to 21% beginning in 2018, imposed a one-time transition tax on mandatory deemed repatriation of undistributed net earnings and changed how foreign earnings are subject to U.S. tax.  U.S. GAAP generally requires the effects of a tax law change to be recorded as a component of income tax expense in the period of enactment.  However, the SEC staff issued Staff Accounting Bulletin No. 118 (SAB 118), which allowed companies to record provisional amounts during a measurement period of up to one year from enactment where the necessary information was not available to complete the accounting for certain income tax effects of the 2017 Tax Act.

The Company recognized, on a provisional basis, a net tax benefit of $258,103,000 related to the 2017 Tax Act for the remeasurement of deferred tax assets and liabilities in its consolidated financial statements for the year ended December 31, 2017.  In accordance with the provisions of SAB 118, the Company completed the accounting for the impact of the 2017 Tax Act during the year ended December 31, 2018, and as a result recognized income tax expense of $1,147,000 for the transition tax on mandatory deemed repatriation of undistributed foreign earnings; income tax expense of $1,481,000 for the write off of deferred tax assets that will not be realized due to changes in the deductibility of executive compensation; and an income tax benefit of $21,514,000 primarily related to the accelerated deductions for pension funding, inventory and insurance prepayments that were claimed on the Company’s 2017 income tax returns.

Effective January 1, 2018, global intangible low-taxed income (GILTI) earned by controlled foreign corporations must be included in the income of the U.S. shareholder. Under U.S. GAAP, an accounting policy choice is required to either (1) treat taxes due on future U.S. inclusions related to GILTI as a current period expense when incurred or (2) factor such amounts into a company’s measurement of its deferred taxes. The Company has elected to treat GILTI as a current period expense.

For the years ended December 31, 2018 and 2016, the benefit related to the utilization of federal net operating loss (NOL) carryforwards, reflected in current tax expense, was $5,794,000 and $11,852,000, respectively.

For the year ended December 31, 2016, excess tax benefits attributable to stock-based compensation transactions that were recorded to shareholders’ equity amounted to $6,792,000.

For the years ended December 31, 2018, 2017 and 2016, foreign pretax earnings were $5,718,000, $10,566,000 and $3,865,000, respectively.

The Company’s effective income tax rate varied from the statutory United States income tax rate because of the following tax differences:

years ended December 31	2018	2017	2016
Statutory income tax rate	21.0%	35.0%	35.0%
(Reduction) increase resulting from:
Impact from 2017 Tax Act	(3.3)	(41.7)	—
Effect of statutory depletion	(3.4)	(5.6)	(5.4)
State income taxes, net of federal tax benefit	2.8	1.5	1.5
Stock based compensation	(0.5)	(1.0)	(0.1)
Domestic production deduction	—	(2.2)	(2.0)
Other items	1.7	(1.3)	0.9
Effective income tax rate	18.3%	(15.3%)	29.9%

The change in the effective income tax rate in 2017 and the lower effective income tax rate in 2018, as compared with 2016, is attributable to the impact of the 2017 Tax Act. The statutory depletion deduction for all years is calculated as a percentage of sales, subject to certain limitations. Due to these limitations, the impact of changes in the sales volumes and earnings may not proportionately affect the Company’s statutory depletion deduction and the corresponding impact on the effective income tax rate.

The Company was entitled to receive a 9% tax deduction related to income from domestic (i.e., United States) production activities in 2017 and 2016. The deduction reduced income tax expense and increased consolidated net earnings by $15,461,000, or $0.25 per diluted share, in 2017 and $13,583,000, or $0.21 per diluted share, in 2016. The domestic production deduction was eliminated by the 2017 Tax Act and will not generate a tax benefit in 2018 and beyond.

The principal components of the Company’s deferred tax assets and liabilities are as follows:

December 31	Deferred Assets (Liabilities)
(add 000)	2018	2017
Deferred tax assets related to:
Employee benefits	$-	$16,059
Inventories	52,618	56,242
Valuation and other reserves	22,359	22,989
Net operating loss carryforwards	10,990	11,780
Accumulated other comprehensive loss	84,207	80,116
Other items, net	3,052	3,963
Gross deferred tax assets	173,226	191,149
Valuation allowance on deferred tax assets	(8,604)	(10,349)
Total net deferred tax assets	164,622	180,800
Deferred tax liabilities related to:
Property, plant and equipment	(478,329)	(407,400)
Partnerships and joint ventures	(204,315)	(15,617)
Goodwill and other intangibles	(170,538)	(168,506)
Employee benefits	(17,004)	-
Total deferred tax liabilities	(870,186)	(591,523)
Deferred income taxes, net	$(705,564)	$(410,723)

The Company had $3,219,000 of domestic federal NOL carryforwards at December 31, 2018.  The Company had domestic state NOL carryforwards of $168,060,000 and $197,916,000 at December 31, 2018 and 2017, respectively. These carryforwards have various expiration dates through 2037. At December 31, 2018 and 2017, deferred tax assets associated with these carryforwards were $10,990,000 and $11,780,000, respectively, net of the federal benefit of the state deduction, for which valuation allowances of $8,576,000 and $10,085,000, respectively, were recorded.  The Company also had domestic tax credit carryforwards of $993,000 and $1,342,000 at December 31, 2018 and 2017, respectively, which expire in 2036. At December 31, 2018 and 2017, deferred tax assets associated with these carryforwards were $784,000 and $1,060,000, respectively, net of the federal benefit of the state deduction, for which valuation allowances of $28,000 and $264,000, respectively, were recorded.

Deferred tax liabilities for property, plant and equipment result from accelerated depreciation methods being used for income tax purposes as compared with the straight-line method for financial reporting purposes.

Deferred tax liabilities for partnerships and joint ventures relate to the difference between the tax basis in partnerships and joint ventures when compared to the basis for financial reporting purposes. The increase in 2018 was a result of the Bluegrass acquisition, as this business is a partnership for income tax purposes.

Deferred tax liabilities related to goodwill and other intangibles reflect the cessation of goodwill amortization for financial reporting purposes, while amortization continues for income tax purposes.

The change in deferred taxes for employee benefits was primarily driven by the additional pension funding in 2018 for the 2017 plan year.

The Company expects to permanently reinvest the earnings from its wholly-owned Canadian and Bahamian subsidiaries, and accordingly, has not provided deferred taxes on the subsidiaries’ undistributed net earnings or basis differences.  The Company believes that the tax liability that would be incurred upon repatriation is immaterial at December 31, 2018.

The following table summarizes the Company’s unrecognized tax benefits, excluding interest and correlative effects:

years ended December 31 (add 000)	2018	2017	2016
Unrecognized tax benefits at beginning of year	$22,367	$21,807	$18,727
Gross increases – tax positions in prior years	944	1,396	2,401
Gross decreases – tax positions in prior years	-	(672)	(1,924)
Gross increases – tax positions in current year	1,802	4,961	4,650
Gross decreases – tax positions in current year	(1,013)	(946)	(2,047)
Lapse of statute of limitations	—	(4,179)	—
Unrecognized tax benefits at end of year	$24,100	$22,367	$21,807

Amount that, if recognized, would favorably impact the effective tax rate	$12,820	$10,399	$11,603

Unrecognized tax benefits are reversed as a discrete event if an examination of applicable tax returns is not initiated by a federal or state tax authority within the statute of limitations or upon effective settlement with federal or state tax authorities. Management believes its accrual for unrecognized tax benefits is sufficient to cover uncertain tax positions reviewed during audits by taxing authorities. The accrual is not expected to materially change in the next twelve months.

For the year ended December 31, 2017, $3,922,000 was reversed into income upon the statute of limitations expiration for the 2010 through 2013 tax years.

The Company’s tax years subject to federal, state or foreign examinations are 2011 through 2018.